Global Managed Volatility Fund
USAA Global Managed Volatility Fund Summary
Investment Objective
The USAA Global Managed Volatility Fund (the Fund) seeks to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.
Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund Shares and Institutional Shares are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Global Managed Volatility Fund - USD ($)	Fund Shares	Inst. Shares
Shareholder Fee, Other	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Managed Volatility Fund		Fund Shares	Inst. Shares
Management Fee		0.60%	0.60%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.58%	0.14%
Acquired Fund Fees and Expenses		0.17%	0.17%
Total Annual Fund Operating Expenses	[1]	1.35%	0.91%
Reimbursement from Adviser	[2]	(0.28%)	(0.04%)
Total Annual Fund Operating Expenses after Reimbursement		1.07%	0.87%
[1]	The Total Annual Fund Operating Expenses for the Fund Shares and Institutional Shares may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund Shares and Institutional Shares and do not include Acquired Fund Fees and Expenses.
[2]	The Investment Adviser has agreed, through April 30, 2020, to make payments or waive management, administration, and other fees to limit the expenses of the Fund Shares and Institutional Shares of the Fund so that the Total Annual Fund Operating Expenses (exclusive of expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Fund Shares' and 0.70% of the Institutional Shares' average daily net assets, respectively. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after April 30, 2020.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement for the Fund Shares and Institutional Shares is not continued beyond one year.

Expense Example - Global Managed Volatility Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Fund Shares	109	400	713	1,600
Inst. Shares	89	286	500	1,116

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its whole portfolio.

Principal Investment Strategy

The Fund's principal strategy is to combine a portfolio of domestic and foreign equity securities, including emerging markets securities, with the use of alternative investment strategies to provide growth with lower volatility. The Fund intends to primarily invest in stocks and exchange-traded funds (ETFs) that invest primarily in stocks and may at times be fully invested in ETFs. The Fund may purchase affiliated USAA ETFs.

The Fund focuses on stocks and ETFs that emphasize certain investment factors such as momentum, value, and quality, or that could lower volatility in the Fund's returns. The Fund uses quantitative analysis to allocate exposure to individual factors in an attempt to limit the amount of risk any individual factor contributes to the Fund and to reduce the Fund's volatility. The Fund will adjust its investments among asset classes and factor exposures to take advantage of opportunities and to manage risk. The Fund may engage in active and frequent trading of portfolio holdings.

In an attempt to reduce the Fund's volatility over time, the Fund may implement an option-based risk-management strategy. This strategy involves purchasing and selling options on component indices or corresponding ETFs. This option strategy may not fully protect the Fund against declines in the value of its portfolio, and the Fund could experience a loss. The Fund also invests in other derivatives, including equity futures. Futures typically are used as a liquid and economical means of managing tactical allocations to asset classes or factors.

Diversification in the Fund's portfolio, combined with the use of call and put options, is designed to provide the Fund with fairly consistent returns over a wide range of market environments.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks may be heightened to the extent the Fund invests in emerging-market countries. Emerging-market countries are less economically diverse and less mature than more developed countries and tend to be less politically stable.

ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated USAA ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

The Adviser uses quantitative investment analysis when evaluating and selecting investments for the Fund. Quantitative tools used by the Adviser analyze stocks and other potential investments based on various investment characteristics or "factors" (such as momentum, value, quality, and volatility). Those factors may be out of favor or may not produce the best results over short or longer time periods. In addition, the effectiveness of the quantitative analysis of securities will significantly impact the success of the Fund's investment strategy. A portfolio of securities selected using quantitative analysis may underperform the market as a whole or a portfolio of securities selected using a different approach, such as fundamental analysis. The factors used in quantitative analysis and the emphasis placed on those factors may not be predictive of a security's value. Further, factors that affect a security's value can change over time and these changes may not be reflected in the Fund's portfolio. As a result, the Fund may have a lower return than if it were managed using a strategy that did not incorporate quantitative analysis.

The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio, particularly during periods when market values are increasing but market volatility is high. When it sells index or corresponding ETF call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index or corresponding ETF put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, which increases exposure to a market decline. When the Fund simultaneously buys index put options and sells index put options to fund the purchases, resulting in an index put spread, the Fund has increased exposure to further market decline if the market price of the index falls below the strike price of the short index put option.

The Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments, the more this leverage will magnify any losses on those investments.

The risk of investing in securities that generally are less liquid than higher-quality securities is referred to as liquidity risk. The market for lower-quality issues generally is less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the trade price may be substantially higher or lower than expected.

To implement the Fund's principal investment strategies and to take advantage of opportunities and manage risk, the Fund's securities may be actively and frequently traded. When the Fund engages in active and frequent trading, it will pay more in brokerage commissions than it would if it did not actively and frequently trade. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of net realized capital gains, which would be taxable to shareholders when distributed to them, and a potentially lower return than a fund that does not actively and frequently trade.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Institutional Shares' volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Institutional Shares' average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund. Performance reflects any expense limitations in effect during the periods shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART<br />Annual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.59%	June 30, 2009
Lowest Quarter Return	-11.40%	September 30, 2011
Year-to-Date Return	10.54%	March 31, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are only shown for the Institutional Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNS<br />For Periods Ended December 31, 2018
Average Annual Total Returns - Global Managed Volatility Fund		Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Fund Shares | Return Before Taxes		(8.61%)	2.38%	5.02%
Fund Shares | Return After Taxes on Distributions		(9.86%)	0.71%	3.99%
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares		(4.75%)	1.42%	3.83%
Inst. Shares | Return Before Taxes		(8.78%)	2.15%		3.17%	Jul. 12, 2013
MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes)		(9.42%)	4.26%	9.46%	5.98%	Jul. 12, 2013
Global Managed Volatility Composite Index (reflects no deduction for fees, expenses, or taxes)	[1]	(5.96%)	3.38%	7.14%	5.05%	Jul. 12, 2013	[2]
[1]	The Global Managed Volatility Composite Index is a combination of unmanaged indexes representing the Fund's model allocation, and consists of the MSCI All-Country World Index (70%) and the Bloomberg Barclays U.S. Treasury – Bills (1-3M) (30%).
[2]	The performance of the Global Managed Volatility Composite Index is calculated from the end of the month July 31, 2013, while the inception date of the Fund Shares is July 12, 2013. There may be a slight variation in performance because of the difference.